Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial risk management [Line Items]
Financial assets	$ 360,941	$ 1,270,817
Time and Investment Fund Deposits Total [Member]
Financial risk management [Line Items]
Financial assets	578,711
Moody´s P-1 SPA1 FitchN1 [Member] | Time deposits [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	120,616
Moody´s P-1 SPA1 FitchN1 [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	35,558
No Rating [Member] | Banco BBVA Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	1,207
No Rating [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	71,748
No Rating [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	163,269
No Rating [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	4,834
No Rating [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	77,527
No Rating [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	13,764
No Rating [Member] | Banco Security [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	28,592
No Rating [Member] | Time deposits [Member] | BBVA Banco Frances [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	163
No Rating [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	12,520
No Rating [Member] | Time deposits [Member] | ABN Armo Bank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	1,439
No Rating [Member] | Investment Fund Deposits [Member] | JP Morgan US dollar Liquidity Fund Institutional [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	143,333
No Rating [Member] | Investment Fund Deposits [Member] | Legg Mason - Western Asset Institutional Cash Reserves [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	144,464
Moody´s P-2 SPA-2 [Member] | Time deposits [Member] | Banco BBVA Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	41,860
Moody´s P-2 SPA-2 [Member] | Time deposits [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	75,072
Moody´s P-1 SPB [Member] | Time deposits [Member] | Nedbank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	$ 3,686